August 7, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

    Re:  The Calvert Fund
         2-76510 and 811-3416

     (j) In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

     (1) the form of prospectuses that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (filed July 31, 1997) or amendment, and

     (2) the text of the most recent registration statement (filed July 31, 1997) or amendment has been filed electronically.


     If you have questions or require further information, please contact me at 800-727-5578 ext. 4857.

                                   Sincerely,

                                   /s/Leesa Spencer
                                   Leesa Spencer
                                   Legal Administrative Assistant